Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 88,105	$ 93,499
Available-for-sale Securities, Gross Unrealized Gains	807	69
Available-for-sale Securities, Gross Unrealized Losses	388	2,269
Available-for-sale Securities, Fair Value	88,524	91,299
Held-to-maturity Securities, Amortized Cost	13,428	10,837
Held-to-maturity Securities, Gross Unrealized Gains	72	6
Held-to-maturity Securities, Gross Unrealized Losses	1	93
Held-to-maturity Securities, Fair Value	13,499	10,750
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	4,976	4,944
Available-for-sale Securities, Gross Unrealized Gains	36	11
Available-for-sale Securities, Fair Value	5,012	4,955
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	25,869	52,935
Available-for-sale Securities, Gross Unrealized Gains	18	47
Available-for-sale Securities, Gross Unrealized Losses	201	1,066
Available-for-sale Securities, Fair Value	25,686	51,916
Held-to-maturity Securities, Amortized Cost	578	855
Held-to-maturity Securities, Gross Unrealized Gains	5
Held-to-maturity Securities, Gross Unrealized Losses		12
Held-to-maturity Securities, Fair Value	583	843
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	38,305	17,217
Available-for-sale Securities, Gross Unrealized Gains	413
Available-for-sale Securities, Gross Unrealized Losses	142	515
Available-for-sale Securities, Fair Value	38,576	16,702
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	13,937	13,373
Available-for-sale Securities, Gross Unrealized Gains	329	5
Available-for-sale Securities, Gross Unrealized Losses	45	423
Available-for-sale Securities, Fair Value	14,221	12,955
Held-to-maturity Securities, Amortized Cost	6,826	6,877
Held-to-maturity Securities, Gross Unrealized Gains	62	6
Held-to-maturity Securities, Gross Unrealized Losses		61
Held-to-maturity Securities, Fair Value	6,888	6,822
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	5,018	5,030
Available-for-sale Securities, Gross Unrealized Gains	11	6
Available-for-sale Securities, Gross Unrealized Losses		265
Available-for-sale Securities, Fair Value	5,029	4,771
Held-to-maturity Securities, Amortized Cost	6,024	3,105
Held-to-maturity Securities, Gross Unrealized Gains	5
Held-to-maturity Securities, Gross Unrealized Losses	1	20
Held-to-maturity Securities, Fair Value	$ 6,028	$ 3,085